Provisions - Summary of Provisions (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Current	₩ 110,946	₩ 114,865
Non-current	477,172	337,739
Provision for bonus payments [member]
Disclosure of other provisions [line items]
Current	49,171	42,986
Provision for construction warranties [member]
Disclosure of other provisions [line items]
Current	11,804	10,551
Non-current	106,232	86,158
Provision for legal contingencies and claims [member]
Disclosure of other provisions [line items]
Current	495	4,348
Non-current	36,269	80,498
Provisions for the restoration [member]
Disclosure of other provisions [line items]
Current	12,273	10,169
Non-current	121,917	52,425
Others [member]
Disclosure of other provisions [line items]
Current	37,203	46,811
Non-current	₩ 212,754	₩ 118,658